Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.55650%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$461,516.55

Principal:
Principal Collections	$9,554,648.07
Prepayments in Full	$3,265,705.12
Liquidation Proceeds	$50,871.50
Recoveries	$37,000.00
Sub Total	$12,908,224.69
Collections	$13,369,741.24

Purchase Amounts:
Purchase Amounts Related to Principal	$115,975.95
Purchase Amounts Related to Interest	$395.08
Sub Total	$116,371.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,486,112.27

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,486,112.27
Servicing Fee	$129,606.34	$129,606.34	$0.00	$0.00	$13,356,505.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,356,505.93
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,356,505.93
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,356,505.93
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,356,505.93
Interest - Class A-4 Notes	$52,588.72	$52,588.72	$0.00	$0.00	$13,303,917.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,303,917.21
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$13,223,766.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,223,766.04
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$13,165,851.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,165,851.04
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$13,094,773.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,094,773.54
Regular Principal Payment	$12,492,127.85	$12,492,127.85	$0.00	$0.00	$602,645.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$602,645.69
Residual Released to Depositor	$0.00	$602,645.69	$0.00	$0.00	$0.00
Total		$13,486,112.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,492,127.85
Total					$12,492,127.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,492,127.85	$111.76	$52,588.72	$0.47	$12,544,716.57	$112.23
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$12,492,127.85	$7.75	$261,732.39	$0.16	$12,753,860.24	$7.91

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$38,479,547.64	0.3442436	$25,987,419.79	0.2324872
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$149,039,547.64	0.0925171	$136,547,419.79	0.0847626

Pool Information
Weighted Average APR	3.561%	3.587%
Weighted Average Remaining Term	19.76	19.08
Number of Receivables Outstanding	20,805	19,896
Pool Balance	$155,527,609.34	$142,359,607.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$149,039,547.64	$136,547,419.79
Pool Factor	0.0931639	0.0852760

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$5,812,187.64
Targeted Overcollateralization Amount	$5,812,187.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,812,187.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		101	$180,801.27
(Recoveries)		154	$37,000.00
Net Loss for Current Collection Period			$143,801.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1095%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9704%
Second Prior Collection Period			0.0237%
Prior Collection Period			1.0728%
Current Collection Period			1.1586%
Four Month Average (Current and Prior Three Collection Periods)			0.8064%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5909	$14,695,122.31
(Cumulative Recoveries)			$2,674,845.90
Cumulative Net Loss for All Collection Periods			$12,020,276.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7200%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,486.91
Average Net Loss for Receivables that have experienced a Realized Loss			$2,034.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.32%	317	$3,307,002.52
61-90 Days Delinquent	0.18%	26	$263,321.18
91-120 Days Delinquent	0.08%	6	$111,953.74
Over 120 Days Delinquent	0.38%	40	$538,798.98
Total Delinquent Receivables	2.97%	389	$4,221,076.42

Repossession Inventory:
Repossessed in the Current Collection Period		10	$133,693.67
Total Repossessed Inventory		19	$259,455.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3863%
Prior Collection Period			0.3797%
Current Collection Period			0.3619%
Three Month Average			0.3760%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer